Consolidated Statements Of Equity (USD $) In Thousands, except Share data	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Share [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Retained Earnings [Member]	AerCap Holdings N.V. Shareholders' Equity [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2011	$ 1,570	$ 1,340,205	$ (100,000)	$ (8,513)	$ 1,043,974	$ 2,277,236	$ 6,081	$ 2,283,317
Balance, shares at Dec. 31, 2011	149,232,426
Share-based compensation		7,128				7,128		7,128
Purchase of treasury share/share cancellation	(377)	(419,716)	100,000			(320,093)		(320,093)
Purchase of treasury share/share cancellation, shares	(35,868,891)							(26,535,939)
Total other comprehensive income (loss)				(5,888)	163,655	157,767	(5,213)	152,554
Balance at Dec. 31, 2012	1,193	927,617		(14,401)	1,207,629	2,122,038	868	2,122,906
Balance, shares at Dec. 31, 2012	113,363,535
Issuance of shares to directors and employees	6					6		6
Issuance of shares to directors and employees, shares	420,264
Share-based compensation		6,407				6,407		6,407
Total other comprehensive income (loss)				4,511	292,410	296,921	2,992	299,913
Balance at Dec. 31, 2013	1,199	934,024		(9,890)	1,500,039	2,425,372	3,860	2,429,232
Balance, shares at Dec. 31, 2013	113,783,799
ILFC Transaction	1,347	4,556,294				4,557,641	77,047	4,634,688
ILFC Transaction, shares	97,560,976
Dividends paid							(187)	(187)
Share-based compensation	13	67,309				67,322		67,322
Share-based compensation, shares	973,516
Total other comprehensive income (loss)				2,995	810,447	813,442	(1,949)	811,493
Balance at Dec. 31, 2014	$ 2,559	$ 5,557,627		$ (6,895)	$ 2,310,486	$ 7,863,777	$ 78,771	$ 7,942,548
Balance, shares at Dec. 31, 2014	212,318,291